Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,081	$ 148	¥ 23,584
Prepaid expenses and other current assets	1,086	149	820
Total current assets	2,167	297	24,404
Non-current assets
Investments in subsidiaries and consolidated VIEs	1,219,246	167,037	1,165,326
TOTAL ASSETS	1,221,413	167,334	1,189,730
Current liabilities
Accrued expenses and other current liabilities	2,078	285	2,006
Amounts due to subsidiaries	20,241	2,773	37,160
Total current liabilities	22,319	3,058	39,166
Total liabilities	22,319	3,058	39,166
Shareholders’ equity
Treasury stocks	(19,952)	(2,733)	(19,216)
Shares to be issued	20,817	2,852	30,777
Statutory reserves	50,705	6,947	44,698
Retained earnings	662,499	90,762	628,821
Accumulated other comprehensive income	16,967	2,324	17,965
Total shareholder’s equity	1,199,094	164,276	1,150,564
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,221,413	167,334	1,189,730
Class A Ordinary Shares
Shareholders’ equity
Class ordinary shares	444,162	60,850	423,623
Class B Ordinary Shares
Shareholders’ equity
Class ordinary shares	¥ 23,896	$ 3,274	¥ 23,896